PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
NOTE 6.	PROPERTY, EQUIPMENT and LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, net, consisted of the following at September 30, 2015 and December 31, 2014:

Property, equipment and leasehold improvements	September 30, 2015	December 31, 2014
Laboratory equipment	$ 424,888	$ 424,888
Manufacturing equipment	1,599,894	1,599,894
Computers, office equipment, and furniture	153,865	153,078
Computer software	4,108	4,108
Leasehold improvements	95,841	95,841
	2,278,596	2,277,809
Less: accumulated depreciation and amortization	(1,992,199)	(1,845,699)
Property, equipment and leasehold improvements, net	$ 286,397	$ 432,110

Depreciation expense on property, equipment and leasehold improvements was $41,973 and $58,702 for the three months ended September 30, 2015 and 2014, respectively, and was $146,500 and $178,809 for the nine months ended September 30, 2015 and 2014, respectively.

NOTE 7.	PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, net, consisted of the following at December 31:

Property, equipment and leasehold improvements	2014	2013
Laboratory equipment	$ 424,888	$ 424,888
Manufacturing equipment	1,599,894	1,581,728
Computers, office equipment, and furniture	153,078	140,360
Computer software	4,108	4,108
Leasehold improvements	95,841	95,841
	2,277,809	2,246,925
Less: accumulated depreciation and amortization	(1,845,699)	(1,608,311)
Property, equipment and leasehold improvements, net	$ 432,110	$ 638,614

Depreciation expense on property, equipment, and leasehold improvements was $237,388 and $244,704 for the years ended December 31, 2014 and 2013, respectively.